REVENUES - Remaining Performance Obligations (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business services | Construction operations
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 7.5	$ 5.6
Infrastructure services | Nuclear technology services operations
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 9.3	9.9
Remaining performance obligation, expected timing of satisfaction period	10 years
Industrials | Water and wastewater operations
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 8.9	$ 9.5
Remaining performance obligation, expected timing of satisfaction period	24 years